Consolidated Statements of Changes in Member's Equity - USD ($) $ in Thousands	Total	Member's Equity	Additional Paid-in Capital	Retained Earnings
Beginning Balance at Dec. 31, 2018	$ 319,051	$ 0	$ 24,839	$ 294,212
Member distributions	(72,785)	0	0	(72,785)
Net income	415,057	0	0	415,057
Ending Balance at Dec. 31, 2019	661,323	0	24,839	636,484
Member contributions	300,000	0	0	300,000
Member distributions	(1,969,553)	0	0	(1,969,553)
Net income	3,382,510	0	0	3,382,510
Ending Balance at Dec. 31, 2020	$ 2,374,280	$ 0	$ 24,839	$ 2,349,441